UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Gibson Capital, LLC
Address:       6600 Brooktree Court, Suite 2200
                        Wexford, PA  15090


13F File Number: 28-12998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Brenda S. Gibson
Title:               CEO/CCO
Phone:          724-934-3200

Signature, Place, and Date of Signing:
Brenda S. Gibson    Wexford, PA            April 20, 2009

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: 142,773 (x$1000)

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

ISSUER	 ISSUER DSC     CUSIP        VALUE  SH/  SHS or  PT/ INV   OTH	      VTNG AUTH
        			    ($1000) PR   PR AM   CL  DIS   MGR     SL     SH    NO
AM EGL    COM            02553E106     510  SH    41,629    SOLE  NONE   41,629    0      0
ISHRS TR  KLD 400 IDX    464288570   2,199  SH    74,129    SOLE  NONE   74,129    0      0
ISHRS TR  BCLS TIPS BD   464287176  12,572  SH   122,359    SOLE  NONE  117,866    0  4,493
ISHRS TR  RUSL1000VL     464287598   1,145  SH    28,100    SOLE  NONE   28,100    0      0
ISHRS TR  RUSL3000       464287689   2,367  SH    51,601    SOLE  NONE   51,601    0      0
ISHRS TR  RUSL 000VL     464287663  15,966  SH   301,650    SOLE  NONE  294,223    0  7,427
SPDR TR   DJWS REIT ETF  78464A607   2,128  SH    80,619    SOLE  NONE   76,015    0  4,604
SP IDX FD DJWS INTL REAL 78463X863   9,712  SH   440,276    SOLE  NONE  429,250    0 11,026
VGD FSD   REIT ETF       922908553  24,514  SH 1,009,652    SOLE  NONE  985,070    0 24,582
VGD FDS   STK MRK ETF    922908769  71,658  SH 1,810,468    SOLE  NONE 1,761,65    0 48,811


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